RETIREMENT AND PROFIT SHARING PLANS - Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Level 3 Assets [Abstract]
Beginning balance	$ 97,881	$ 130,934
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Period Increase (Decrease)	110,029	(33,053)
Ending Balance	$ 207,910	$ 97,881